Net income (loss) per share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Summary of the Computation of Basic Losses Per Share
The following table sets forth the computation of basic losses per share:

	Year Ended December 31,
	2022	2021	2020
Numerator:
Net income	$120,805	$71,396	$5,781
Basic net income attributable to Preferred shareholders	—	—	15,125
Basic net income attributable to Restricted sponsor shares	4,694	963	—
Basic net income (loss) attributable to Ordinary shareholders	116,111	70,433	(9,344)

Denominator:
Weighted average number of Ordinary shares used in computing basic net income (loss) per share	182,693,375	144,002,394	123,696,624

Basic net income (loss) per share of Ordinary shareholders	$0.64	$0.49	$(0.08)
Weighted average number of Ordinary shares used in computing diluted net income (loss) per share	195,393,558	161,538,579	123,696,624
Diluted net income (loss) per share of Ordinary shareholders	$0.59	$0.44	$(0.08)